Ordinary dividends - Summary of Proposed Final Dividend (Details) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [abstract]
Proposed final dividend, per share	£ 0.1870	£ 0.1400	£ 0